Stock-Based Compensation - Schedule of fair value assumptions (Detail)	3 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.39%	1.78%	0.51%	2.38%
Expected term, in years	5 years 6 months 21 days	5 years 9 months	5 years 9 months	6 years 14 days
Expected volatility	78.16%	74.69%	74.69%	74.79%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.44%	2.25%	2.25%	2.97%
Expected term, in years	6 years 1 month 9 days	6 years 1 month 9 days	6 years 1 month 9 days	6 years 25 days
Expected volatility	80.14%	75.03%	77.93%	75.11%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%